Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	EGA Emerging Global Shares Trust
Entity Central Index Key	0001450501
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
EGA Emerging Markets Consumer Fund | Advisor Class
Risk/Return:
Trading Symbol	ECNAX
EGA Emerging Markets Consumer Fund | Institutional Class
Risk/Return:
Trading Symbol	ECNIX
EGA Emerging Markets Core Fund | Advisor Class
Risk/Return:
Trading Symbol	EGCRX
EGA Emerging Markets Core Fund | Institutional Class
Risk/Return:
Trading Symbol	EGCIX